Valuation and Qualifying Accounts - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deducted in balance sheet from trade accounts receivable: Allowance for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 8,100	$ 9,550	$ 10,000
Charged to Costs and Expenses	7,591	8,736	12,663
Deductions	8,191	10,186	13,113
Balance at End of Period	7,500	8,100	9,550
Deducted in balance sheet from intangible assets: Amortization of intangible assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	1,602,723	1,497,763	1,389,523
Charged to Costs and Expenses	102,679	104,960	108,292
Deductions			52
Balance at End of Period	1,705,402	1,602,723	1,497,763
LAMAR MEDIA CORP | Deducted in balance sheet from trade accounts receivable: Allowance for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	8,100	9,550	10,000
Charged to Costs and Expenses	7,591	8,736	12,663
Deductions	8,191	10,186	13,113
Balance at End of Period	7,500	8,100	9,550
LAMAR MEDIA CORP | Deducted in balance sheet from intangible assets: Amortization of intangible assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	1,601,843	1,496,912	1,388,671
Charged to Costs and Expenses	102,649	104,931	108,293
Deductions			52
Balance at End of Period	$ 1,704,492	$ 1,601,843	$ 1,496,912